Other Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Recoverable taxes, current	$ 78	$ 73
Joint venture receivables	52	49
Contractually reimbursable engineering costs, current	36	0
Prepaid assets and deposits	30	26
Non-trade receivables	28	0
Deferred Tax Assets, Net, Current	20	22
Other Assets, Miscellaneous, Current	6	5
Other Assets, Current	250	175
Value Added Tax Receivable, Noncurrent	58	58
Contractual engineering cost recoveries, non-current	31	0
Deferred Tax Assets, Net, Noncurrent	23	57
Other Assets, Miscellaneous, Noncurrent	33	20
Other Assets, Noncurrent	145	$ 135
Reimbursement for engineering costs in year one	36
Reimbursement for engineering costs expected in year two	25
Reimbursement for engineering costs expected in year three	5
Reimbursement for engineering costs for year four	$ 1